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Emerging Markets Growth Fund, Inc.
11100 Santa Monica Boulevard
15th Floor
Los Angeles, California 90025-3384

September 4, 2007

VIA EDGAR

Office of Disclosure
Division of Investment Management
United States Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:	Emerging Markets Growth Fund, Inc. (the “Registrant”)
Registration Nos. 333-74995 and 811-04692

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), I hereby certify that no changes have been made to the form of Prospectus and Statement of Additional Information since the electronic filing on August 29, 2007 of the Registrant’s Post-Effective Amendment No. 11 under the Act and Amendment No. 42 under the Investment Company Act of 1940.

Sincerely,

/s/ Nelson N. Lee
Nelson N. Lee
Secretary

cc:     Sheila Stout